LOANS AND BORROWINGS - Long-term borrowings secured (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Loans and Borrowings
Assets to secure long-term loans and borrowings	¥ 600,734	¥ 463,655
Long-term loans guaranteed by William Wei Huang, Director and CEO of the Company	9,500	194,955
Accounts receivable
Loans and Borrowings
Assets to secure long-term loans and borrowings	67,433	22,290
Property and equipment, net
Loans and Borrowings
Assets to secure long-term loans and borrowings	512,566	434,984
Prepaid land use rights
Loans and Borrowings
Assets to secure long-term loans and borrowings	¥ 20,735	¥ 6,381